Significant acquisition - Additional Information (Detail) - Brewin Dolphin Holdings PLC [Member] € in Millions, $ in Millions	Oct. 31, 2022 EUR (€)	Oct. 31, 2022 CAD ($)	Sep. 27, 2022
Statement [Line Items]
Percentage of voting equity interests acquired			100.00%
Consideration transferred, acquisition-date fair value	€ 1,591	$ 2,341
Cash transferred	€ 1,564	2,302
Customer relationship intangible assets		1,292
Goodwill		913
Purchase price allocation assign to assets		3,279
Purchase price allocation assign to Liabilities		$ 938